Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Minimum Purchase Obligation	Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2012	$6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939

$40,052